Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Schedule Of Operating Segments [Line Items]
Net interest income	£ 6,089	£ 5,376
Other income	1,963	1,931
Total income	8,052	7,307
Costs	(4,405)	(4,564)
Impairment (charge) credit	(364)	677
Profit before tax	3,283	3,420	[1]
Segment income	8,052	7,307
Segment external assets	626,323			£ 602,849
Segment external liabilities	585,608			562,077
Retail
Schedule Of Operating Segments [Line Items]
Net interest income	4,819	4,392
Other income	956	830
Total income	5,775	5,222
Costs	(3,024)	(2,963)
Impairment (charge) credit	(314)	89
Profit before tax	2,437	2,348
Segment income	5,775	5,222
Commercial Banking
Schedule Of Operating Segments [Line Items]
Net interest income	1,109	930
Other income	347	377
Total income	1,456	1,307
Costs	(871)	(943)
Impairment (charge) credit	(77)	585
Profit before tax	508	949
Segment income	1,456	1,307
Other
Schedule Of Operating Segments [Line Items]
Net interest income	161	54
Other income	660	724
Total income	821	778
Costs	(510)	(658)
Impairment (charge) credit	27	3
Profit before tax	338	123
Segment income	821	778
External income
Schedule Of Operating Segments [Line Items]
Total income	8,052	7,307
Segment income	8,052	7,307
Segment external assets	626,323			602,849
Segment external liabilities	585,608			562,077
External income | Retail
Schedule Of Operating Segments [Line Items]
Total income	6,004	5,721
Segment income	6,004	5,721
Segment external assets	376,473			372,152
Segment external liabilities	326,049			323,118
External income | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	1,316	1,280
Segment income	1,316	1,280
Segment external assets	81,403			77,045
Segment external liabilities	120,995			119,077
External income | Other
Schedule Of Operating Segments [Line Items]
Total income	732	306
Segment income	732	306
Segment external assets	168,447			153,652
Segment external liabilities	138,564			£ 119,882
Inter-segment income (expense)
Schedule Of Operating Segments [Line Items]
Total income	0	0
Segment income	0	0
Inter-segment income (expense) | Retail
Schedule Of Operating Segments [Line Items]
Total income	(229)	(499)
Segment income	(229)	(499)
Inter-segment income (expense) | Commercial Banking
Schedule Of Operating Segments [Line Items]
Total income	140	27
Segment income	140	27
Inter-segment income (expense) | Other
Schedule Of Operating Segments [Line Items]
Total income	89	472
Segment income	£ 89	£ 472

[1]	Restated, see page 34.